Label	Element	Value
Carillon Reams Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON REAMS CORE PLUS BOND FUND | 5.1.2025
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund” or the “fund”) seeks a high level of total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Plus Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 147 of the fund’s Prospectus and on page 74 of the fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 502% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	502.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge (“CDSC”) at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 147 of the fund’s Prospectus and on page 74 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2026. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets in bonds of varying maturities, including mortgage- and asset-backed securities. The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to-be-announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund invests primarily in investment grade securities, but may also invest up to 25% of its assets in non‑investment grade securities, also known as high yield securities or “junk” bonds. If an investment held by the fund that is downgraded below investment grade causes the fund to exceed this limit, the fund may either sell or may continue to hold the security. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB‑ or higher by Standard & Poor’s Financial Services LLC (“S&P®”). In addition, the fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Foreign securities will generally be U.S. dollar denominated, but the fund may also invest in securities denominated in foreign currencies. Mortgage-backed securities are pools of mortgage loans that are assembled as securities for sale to investors by various governmental, government-related and private organizations. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets, such as automobile loans, consumer loans, credit cards and equipment leases, on which cash payments are due at fixed intervals over set periods of time. CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade. The fund may invest in fixed income securities with call features.
The fund may invest in derivative instruments, such as options (including options on futures contracts), futures contracts (including interest rate, bond, U.S. Treasury and fixed income index futures contracts), currency and other forwards, including non-deliverable forwards (“NDFs”), and swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the fund’s Prospectus or Statement of Additional Information (“SAI”). The fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. The use of these derivative transactions may allow the fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance fund returns, increase liquidity, manage the duration of the fund’s portfolio and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®. Derivative instruments that provide exposure to bonds may be used to satisfy the fund’s 80% investment policy. For the purposes of the fund’s 80% investment policy, the fund’s derivatives investments, other than credit default swaps where the fund is a protection seller, are valued at market value. Credit default swaps where the fund is a protection seller are valued at notional value.
The portfolio management team attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top‑down interest rate management with bottom‑up fixed income security selection, focusing on undervalued issues in the fixed income market. The portfolio management team first establishes the portfolio’s duration, or interest rate sensitivity. The portfolio management team determines whether the fixed income market is under-or over-priced by comparing current real interest rates (the nominal rates on U.S. Treasury securities less the investment adviser’s estimate of inflation) to historical real interest rates. If the current real interest rate is higher than historical norms, the market is considered undervalued and the portfolio management team will manage the portfolio with a duration greater than the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. If the current real interest rate is less than historical norms, the market is considered overvalued and the portfolio management team will run a defensive portfolio by managing the portfolio with a duration less than the Bloomberg U.S. Aggregate Bond Index. The portfolio management team normally structures the fund so that the overall portfolio has a duration of less than eight years based on market conditions. For purposes of calculating the fund’s portfolio duration, the fund includes the effect of the derivative instruments held by the fund.
The portfolio management team then considers sector exposures. Sector exposure decisions are made on both a top‑down and bottom‑up basis. A bottom‑up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the fund subject to sector exposure constraints. However, for the more generic holdings in the fund, such as agency notes and pass-through mortgage backed securities, top‑down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.
Once the portfolio management team has determined an overall market strategy, the portfolio management team selects the most attractive fixed income securities for the fund. The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the fund’s portfolio from the best available values. The portfolio management team constantly monitors the expected returns of the securities in the fund versus those available in the market and of other securities the investment adviser is considering for purchase. The portfolio management team’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the fund’s portfolio turnover rate will vary from year to year depending on market conditions and the fund may engage in frequent and active trading.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with those of a broad-based securities market index. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I shares of the fund have adopted the performance history and financial statements of the Institutional Class shares of the fund’s predecessor. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month‑end, please visit our website at rjinvestmentmanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	rjinvestmentmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period (Class I shares):

	Return	Quarter Ended

Best Quarter	8.79%	June 30, 2020

Worst Quarter	(6.07)%	June 30, 2022

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2024):Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C and Class R‑6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C and Class R‑6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Carillon Reams Core Plus Bond Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the fund is that you could lose money.
Carillon Reams Core Plus Bond Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Carillon Reams Core Plus Bond Fund | Market risk [Member]
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Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly.
Moreover, the risks discussed herein associated with an investment in the fund may be increased. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.
Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the fund and its investments or operations could be negatively impacted.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the fund. The full effect of various newly-adopted regulations is not currently known. Due to the broad scope of the regulations being adopted, certain of these changes to regulations could limit the fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the fund to operate, which may impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences, may negatively impact certain issuers, industries and regions;

Carillon Reams Core Plus Bond Fund | Securities lending risk [Member]
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Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;

Carillon Reams Core Plus Bond Fund | Interest rate risks [Member]
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Interest rate risk is the risk that the value of investments, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Generally the value of investments with interest rate risk will fall when interest rates rise. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. It is difficult to predict the pace at which interest rates might increase or decrease, or the timing, frequency, or magnitude of such changes. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Interest rates may rise, perhaps significantly and/ or rapidly, potentially resulting in substantial losses to the fund due to, among other factors, a decline in the value of the fund’s fixed income securities, heightened volatility in the fixed income markets and the reduced liquidity of certain fixed income investments. Conversely, during periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders;

Carillon Reams Core Plus Bond Fund | Callable securities risk [Member]
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Callable securities risk arises from the fact that the fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates;

Carillon Reams Core Plus Bond Fund | Credit ratings risk [Member]
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Credit ratings risk is the risk associated with the fact that ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate;

Carillon Reams Core Plus Bond Fund | Credit risks [Member]
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Credit risk arises if an issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

Carillon Reams Core Plus Bond Fund | Foreign securities risks [Member]
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Foreign securities risks, which are potential risks not associated with U.S. investments, may include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;

Carillon Reams Core Plus Bond Fund | High yield security risk [Member]
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High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market volatility. High yield securities carry greater levels of call risk, credit risk and liquidity risk;

Carillon Reams Core Plus Bond Fund | Income risk [Member]
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Income risk is the risk that the fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities;

Carillon Reams Core Plus Bond Fund | Issuer risk [Member]
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Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

Carillon Reams Core Plus Bond Fund | Liquidity risk [Member]
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Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile. The fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars;

Carillon Reams Core Plus Bond Fund | Maturity risk [Member]
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Maturity risk is the risk associated with the fact that the fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the interest rate risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk;

Carillon Reams Core Plus Bond Fund | Mortgage and asset backed security risk [Member]
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Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. Although the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. When interest rates rise, the effective duration of a fund’s mortgage-backed and asset- backed securities may lengthen due to a drop in prepayments of the underlying mortgages. This delay in the repayment of principal could increase the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, the fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase fund exposure to interest rate risks because the underlying mortgages may be less favorable than anticipated by the fund. Additionally, certain mortgage-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages;

Carillon Reams Core Plus Bond Fund | Prepayment and extension risk [Member]
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Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the fund for investment would be reduced. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest, which could hurt the fund’s performance;

Carillon Reams Core Plus Bond Fund | Redemption risk [Member]
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Redemption risk is the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the fund may experience periods of heavy redemptions that could cause the fund to sell assets at inopportune times or at a loss or depressed value;

Carillon Reams Core Plus Bond Fund | US Government securities and government sponsored enterprises risk [Member]
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U.S. Government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities that may be held by the fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), the Government National Mortgage Association (“Ginnie Mae”) and the Tennessee Valley Authority (“TVA”) are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. It is possible that the U.S. government and government-sponsored enterprises will not be able to meet their payment obligations in the future, which would adversely affect the value of the fund’s investments;

Carillon Reams Core Plus Bond Fund | US Treasury obligations risk [Member]
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U.S. Treasury obligations risk is the risk that the market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the market value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the market value of U.S. Treasury obligations to decline; and

Carillon Reams Core Plus Bond Fund | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Valuation risk arises because the securities held by the fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Carillon Reams Core Plus Bond Fund | Collateralized loans obligations [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile;

Carillon Reams Core Plus Bond Fund | Counterparty risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Counterparty risk is the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the fund;

Carillon Reams Core Plus Bond Fund | Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives, such as swap agreements (including credit default swaps and credit default swap index products), options (including options on futures contracts), futures (including interest rate futures, bond futures, U.S. Treasury futures and fixed income index futures) or currency and other forwards, including NDFs, may involve greater risks than if the fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risks, and credit risks. Derivatives also present counterparty risk (i.e., the risk that the other party to the transaction will fail to perform). Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case the fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives can cause the fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. The derivatives market may be subject to additional regulations in the future.

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage. If swaps are used as a hedging strategy, the fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non‑occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to counterparty risk, credit risk and liquidity risk, especially when traded over-the counter. In addition to these risks, credit default swaps are subject to the risks associated with the purchase and sale of credit protection;
Futures and Forward Contracts. Futures and forward contracts, including NDFs, may be subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate, bond and Treasury futures contracts expose the fund to price fluctuations resulting from changes in interest rates. The fund could suffer a loss if interest rates rise after the fund has purchased an interest rate futures contract or fall after the fund has sold an interest rate futures contract. Similarly, bond and Treasury futures contracts expose the fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose the fund to volatility in an underlying securities index;
Options. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had the fund bought the underlying security instead of the call option. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might otherwise have realized from having shorted the declining underlying security by the premium paid for the put option and by transaction costs. If an option that the fund has purchased expires unexercised, the fund will experience a loss in the amount of the premium it paid. If the fund sells a put option, there is a risk that the fund may be required to buy the underlying asset at a disadvantageous price. If the fund sells a call option, there is a risk that the fund may be required to sell the underlying asset at a disadvantageous price. If the fund sells a call option on an underlying asset that the fund owns and the underlying asset has increased in value when the call option is exercised, the fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. There can be no guarantee that the use of options will increase the fund’s return or income. The premium received from writing options may not be sufficient to offset any losses sustained from exercised options. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options;
Options on futures contracts. In addition to the risks associated with options generally, there is a risk of imperfect correlations between the movement in prices of the option and the futures contract, as well as the futures contract and the underlying security, which could in turn impact the price of the option;

Carillon Reams Core Plus Bond Fund | Hedging risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Hedging risk is the risk that, if the fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the fund not used the hedging instruments;

Carillon Reams Core Plus Bond Fund | Leverage risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Leverage risk is the risk that the use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non‑hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested;

Carillon Reams Core Plus Bond Fund | Portfolio turnover risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Portfolio turnover risk is the risk that performance may be adversely affected by the high rate of portfolio turnover that can be caused by the fund engaging in active and frequent trading , which generally leads to greater transaction costs. High portfolio turnover may increase the possibility that the recognition of capital gains will be accelerated, including short-term capital gains that will generally be taxable to shareholders as ordinary income;

Carillon Reams Core Plus Bond Fund | Sovereign and quasi sovereign debt risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Sovereign and quasi-sovereign debt risk is that risk that such debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected;

Carillon Reams Core Plus Bond Fund | Currency risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Currency risk is the risk related to the fund’s exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the fund’s investments;

Carillon Reams Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Year 1	rr_ExpenseExampleYear01	$ 454
Year 3	rr_ExpenseExampleYear03	650
Year 5	rr_ExpenseExampleYear05	862
Year 10	rr_ExpenseExampleYear10	1,474
Year 1	rr_ExpenseExampleNoRedemptionYear01	454
Year 3	rr_ExpenseExampleNoRedemptionYear03	650
Year 5	rr_ExpenseExampleNoRedemptionYear05	862
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,474
1-yr	rr_AverageAnnualReturnYear01	(2.78%)
5-yr	rr_AverageAnnualReturnYear05	0.48%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Core Plus Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Year 1	rr_ExpenseExampleYear01	$ 258
Year 3	rr_ExpenseExampleYear03	511
Year 5	rr_ExpenseExampleYear05	888
Year 10	rr_ExpenseExampleYear10	1,946
Year 1	rr_ExpenseExampleNoRedemptionYear01	258
Year 3	rr_ExpenseExampleNoRedemptionYear03	511
Year 5	rr_ExpenseExampleNoRedemptionYear05	888
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,946
1-yr	rr_AverageAnnualReturnYear01	0.26%
5-yr	rr_AverageAnnualReturnYear05	0.51%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Year 1	rr_ExpenseExampleYear01	$ 51
Year 3	rr_ExpenseExampleYear03	193
Year 5	rr_ExpenseExampleYear05	347
Year 10	rr_ExpenseExampleYear10	796
Year 1	rr_ExpenseExampleNoRedemptionYear01	51
Year 3	rr_ExpenseExampleNoRedemptionYear03	193
Year 5	rr_ExpenseExampleNoRedemptionYear05	347
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 796
2015	rr_AnnualReturn2015	0.10%
2016	rr_AnnualReturn2016	3.57%
2017	rr_AnnualReturn2017	3.51%
2018	rr_AnnualReturn2018	0.76%
2019	rr_AnnualReturn2019	8.29%
2020	rr_AnnualReturn2020	16.56%
2021	rr_AnnualReturn2021	(1.96%)
2022	rr_AnnualReturn2022	(11.80%)
2023	rr_AnnualReturn2023	6.27%
2024	rr_AnnualReturn2024	1.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.07%)
1-yr	rr_AverageAnnualReturnYear01	1.34%
5-yr	rr_AverageAnnualReturnYear05	1.65%
10-yr	rr_AverageAnnualReturnYear10	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1996
Carillon Reams Core Plus Bond Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Year 1	rr_ExpenseExampleYear01	$ 41
Year 3	rr_ExpenseExampleYear03	161
Year 5	rr_ExpenseExampleYear05	292
Year 10	rr_ExpenseExampleYear10	675
Year 1	rr_ExpenseExampleNoRedemptionYear01	41
Year 3	rr_ExpenseExampleNoRedemptionYear03	161
Year 5	rr_ExpenseExampleNoRedemptionYear05	292
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 675
1-yr	rr_AverageAnnualReturnYear01	1.46%
5-yr	rr_AverageAnnualReturnYear05	1.67%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Core Plus Bond Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.55%)
5-yr	rr_AverageAnnualReturnYear05	0.11%
10-yr	rr_AverageAnnualReturnYear10	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1996
Carillon Reams Core Plus Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	0.79%
5-yr	rr_AverageAnnualReturnYear05	0.63%
10-yr	rr_AverageAnnualReturnYear10	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1996
Carillon Reams Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	1.25%
5-yr	rr_AverageAnnualReturnYear05	(0.33%)
10-yr	rr_AverageAnnualReturnYear10	1.35%
Carillon Reams Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge (“CDSC”) at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class’ average daily net assets through April 30, 2026 as follows: Class A – 0.80%, Class C – 1.55%, Class I – 0.50% and Class R-6 – 0.40%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest costs, and extraordinary expenses. The contractual fee waivers can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to recoupment by Carillon within the following two fiscal years, provided that such recoupment will not cause the fund’s expense ratio to exceed both the expense cap at the time such amounts were waived or reimbursed, or the fund’s then-current expense cap.